DEBT - Schedule of Long-term & Short-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Total long-term debt and short-term debt	$ 1,385,321	$ 1,305,875
Less: current portion of long-term debt and short-term debt	(77,803)	(141,996)
Long-term debt	1,307,518	1,163,879
Debt issuance costs	$ 15,700	$ 15,800